Shareholder Fees - SIT U S GOVERNMENT SECURITIES FUND INC	Mar. 31, 2025 USD ($)
Sit U.S. Government Securities Fund - Class S
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Sit U.S. Government Securities Fund - Class Y
Prospectus [Line Items]
Shareholder Fee, Other	$ 0